Subsequent Events	6 Months Ended
Jun. 30, 2015
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events

Distribution paid
On August 14, 2015 the Company paid a cash distribution to its common and subordinated unitholders with respect to the quarter ended June 30, 2015 of $0.5675 per unit.

Appointment of Chief Executive Officer
Effective September 1, 2015, Mark Morris replaced Graham Robjohns as Chief Executive Officer of the Company. Effective September 1, 2015, Mr. Morris also began serving as the Chief Financial Officer of Seadrill. Prior to joining Seadrill Partners and Seadrill, Mr. Morris served as Chief Financial Officer of Rolls-Royce Group plc.

Board of Directors Election
On September 28, 2015, Bert Bekker was re-elected as a Class II Director whose term will expire at the 2018 annual meeting of members of the Company.